ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 41.5%
	CHEMICALS - 1.8%
146,865	Alpek S.A.B. de C.V.	$ 86,426
28,133	Chemtrade Logistics Income Fund	165,338
240	ICL Group Ltd.	1,163
3,596	Yara International ASA	117,506
		370,433
	ELECTRIC UTILITIES - 0.8%
1,110,777	Colbun S.A.	161,268
114,622,657	Federal Grid Company Unified Energy System PJSC(a)(b)(d)	–
		161,268
	FOOD - 1.0%
1,091,918	Golden Agri-Resources Ltd.	215,324

	GAS & WATER UTILITIES - 0.7%
8,511	Enagas S.A.	142,270

	HEALTH CARE FACILITIES & SERVICES - 0.8%
22,219	Chartwell Retirement Residences	162,786

	HEALTH CARE REIT - 4.0%
16,374	Global Medical REIT, Inc.	141,799
4,520	LTC Properties, Inc.	142,877
29,962	Medical Properties Trust, Inc.	143,218
3,041	National Health Investors, Inc.	152,172
35,892	NorthWest Healthcare Properties Real Estate	103,786
4,681	Omega Healthcare Investors, Inc.	154,941
		838,793
	INDUSTRIAL REIT - 0.7%
1,966	Innovative Industrial Properties, Inc.	141,218

	INDUSTRIAL SUPPORT SERVICES - 0.7%
88,168	United Tractors Tbk P.T.	139,025

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 41.5% (Continued)
	INSURANCE - 0.0%(c)
555	Legal & General Group plc	$ 1,426

	MEDICAL EQUIPMENT & DEVICES - 0.7%
356,189	Riverstone Holdings Ltd.	153,487

	METALS & MINING – 4.9%
833,000	Adaro Energy Tbk P.T. (a)	133,832
17,398	African Rainbow Minerals Ltd.	143,358
830,731	Bukit Asam Tbk P.T.	129,297
15,622	Exxaro Resources Ltd.	156,702
11,410	Fortescue Metals Group Ltd.	161,407
82,761	Indo Tambangraya Megah Tbk P.T.	137,771
6,759	Kumba Iron Ore Ltd.	179,076
		1,041,443
	MULTI ASSET CLASS REIT – 4.0%
71,160	Charter Hall Long Wale REIT	136,325
3,459	Covivio	147,892
91,552	Fibra Uno Administracion S.A. de CV	139,183
16,204	Global Net Lease, Inc.	128,660
278,889	Growthpoint Properties Ltd.	144,992
6,926	Vornado Realty Trust	132,979
		830,031
	OFFICE REIT - 5.0%
33,287	Brandywine Realty Trust	124,493
37,514	City Office REIT, Inc.	142,928
6,526	Highwoods Properties, Inc.	116,750
21,765	Hudson Pacific Properties, Inc.	97,072
286	Mori Trust Reit, Inc.	139,061
34,567	Office Properties Income Trust	155,207
27,672	Piedmont Office Realty Trust, Inc., Class A	144,171
4,266	SL Green Realty Corporation	124,951
		1,044,633
	OIL & GAS PRODUCERS - 6.2%
14,140	Antero Midstream Corporation	174,488

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 41.5% (Continued)
	OIL & GAS PRODUCERS - 6.2% (Continued)
9,364	Eni SpA	$ 152,892
13,845	EnLink Midstream, LLC	170,155
1	Equitrans Midstream Corporation	9
5,558	Hess Midstream, L.P., Class A	166,740
9,900	Kimbell Royalty Partners, L.P.	159,588
4,832	Kinetik Holdings, Inc.	171,246
10,424	Plains GP Holdings, L.P., Class A	163,448
4,163	TC Energy Corporation	143,374
		1,301,940
	REAL ESTATE OWNERS & DEVELOPERS - 1.4%
25,878	NEPI Rockcastle N.V.	139,758
535,875	Samhallsbyggnadsbolaget i Norden A.B.	155,318
		295,076
	RETAIL REIT - 2.6%
74,070	Charter Hall Retail REIT	143,310
6,103	Klepierre S.A.	147,908
7,923	SmartCentres Real Estate Investment Trust	122,779
3,921	Spirit Realty Capital, Inc.	141,117
		555,114
	SPECIALTY REIT - 0.7%
3,725	EPR Properties	159,059

	STEEL - 0.0%(c)
14,212	Severstal PAO(a)(b)(d)	–

	TELECOMMUNICATIONS - 1.6%
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(a)(b)(d)	–
29,305	Telefonica S.A.	113,077
73,062	Telia Company A.B.	154,527
4,360	TELUS Corporation	70,300
		337,904
	TRANSPORTATION & LOGISTICS - 3.9%
84	AP Moller - Maersk A/S - Series A	136,949
36,615	Globaltrans Investment plc(a)(b)(d)	–

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 41.5% (Continued)
	TRANSPORTATION & LOGISTICS - 3.9% (Continued)
809	Hapag-Lloyd A.G.	$ 116,525
25,517	KNOT Offshore Partners, L.P.	144,426
5,491	Mitsui OSK Lines Ltd.	140,667
5,843	Nippon Yusen KK	141,743
7,557	Star Bulk Carriers Corporation	141,089
		821,399

	TOTAL COMMON STOCKS (Cost $10,897,607)	8,712,629

	MASTER LIMITED PARTNERSHIPS — 15.3%
	GAS & WATER UTILITIES - 1.0%
11,791	Suburban Propane Partners, L.P.	207,404

	METALS & MINING - 0.8%
7,163	Alliance Resource Partners, L.P.	162,779
1	Natural Resource Partners, L.P.	66
		162,845
	OIL & GAS PRODUCERS - 12.7%
9,819	Black Stone Minerals, L.P.	176,742
3,092	Cheniere Energy Partners, L.P.	172,410
5,998	Crestwood Equity Partners, L.P.	163,625
7,312	CrossAmerica Partners, L.P.	166,421
4,001	Delek Logistics Partners, L.P.	184,926
5,901	Dorchester Minerals, L.P.	164,638
12,352	Energy Transfer, L.P.	162,429
5,722	Enterprise Products Partners, L.P.	149,001
17,276	Genesis Energy, L.P.	191,418
4,910	Global Partners, L.P.	156,040
7,742	Holly Energy Partners, L.P.	164,518
4,324	MPLX, L.P.	155,837
9,817	NuStar Energy, L.P.	167,871
11,046	Plains All American Pipeline, L.P.	167,347
3,460	Sunoco, L.P.	173,657

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares				Fair Value
	MASTER LIMITED PARTNERSHIPS — 15.3% (Continued)
	OIL & GAS PRODUCERS - 12.7% (Continued)
5,822	Western Midstream Partners, L.P.			$ 156,204
				2,673,084
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
7,129	USA Compression Partners, L.P.			178,938

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,092,136)			3,222,271

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.2%
	ASSET MANAGEMENT — 0.6%
159,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	136,267

	AUTOMOTIVE — 0.6%
154,000	Goodyear Tire & Rubber Company (The)	5.0000	07/15/29	132,543

	BIOTECH & PHARMA — 0.7%
145,000	Elanco Animal Health, Inc.	4.9000	08/28/28	138,664

	COMMERCIAL SUPPORT SERVICES — 0.7%
140,000	CoreCivic, Inc.	8.2500	04/15/26	141,866

	ELECTRIC UTILITIES — 1.3%
153,000	PG&E Corporation	5.0000	07/01/28	138,239
153,000	PG&E Corporation	5.2500	07/01/30	133,614
				271,853
	ENTERTAINMENT CONTENT — 0.7%
251,000	AMC Networks, Inc.	4.2500	02/15/29	154,504

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
175,000	Mercer International, Inc.	5.1250	02/01/29	137,450

	GAS & WATER UTILITIES — 0.7%
147,000	AmeriGas Partners, L.P. / AmeriGas Finance	5.5000	05/20/25	141,071

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.2% (Continued)
	HOME & OFFICE PRODUCTS — 0.7%
157,000	Newell Brands, Inc.	5.2000	04/01/26	$ 148,385

	OIL & GAS PRODUCERS — 3.4%
159,000	Buckeye Partners, L.P.	3.9500	12/01/26	143,919
141,000	Ecopetrol S.A.	8.8750	01/13/33	135,459
141,000	Gulfport Energy Corporation	8.0000	05/17/26	140,914
155,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	143,291
155,000	PDC Energy, Inc.	5.7500	05/15/26	154,538
				718,121
	OIL & GAS SERVICES & EQUIPMENT — 0.7%
152,000	USA Compression Partners, L.P. / USA Compression	6.8750	09/01/27	145,376

	PUBLISHING & BROADCASTING — 0.7%
172,000	iHeartCommunications, Inc.	6.3750	05/01/26	140,365

	REAL ESTATE INVESTMENT TRUSTS — 2.1%
235,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	142,774
175,000	Office Properties Income Trust	4.5000	02/01/25	151,334
148,000	Service Properties Trust	7.5000	09/15/25	143,951
				438,059
	RETAIL - DISCRETIONARY — 2.1%
222,000	Kohl's Corporation	4.6250	05/01/31	150,655
165,000	L Brands, Inc.	6.8750	11/01/35	145,647
190,000	Nordstrom, Inc.	4.3750	04/01/30	147,000
				443,302
	SPECIALTY FINANCE — 3.5%
180,000	Ally Financial, Inc.	6.7000	02/14/33	151,511
181,000	Navient Corporation	5.5000	03/15/29	146,463
147,000	OneMain Finance Corporation	7.1250	03/15/26	142,942
165,000	SLM Corporation	3.1250	11/02/26	143,668
155,000	Starwood Property Trust, Inc.	4.7500	03/15/25	148,487
				733,071

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.2% (Continued)
	TELECOMMUNICATIONS — 2.0%
142,000	Hughes Satellite Systems Corporation	5.2500	08/01/26	$ 127,123
159,000	Telecom Italia Capital S.A.	7.7210	06/04/38	140,537
163,000	United States Cellular Corporation	6.7000	12/15/33	154,850
				422,510
	TOTAL CORPORATE BONDS (Cost $4,828,688)			4,443,407

	NON U.S. GOVERNMENT & AGENCIES — 17.3%
	SOVEREIGN — 17.3%
125,000	Brazilian Government International Bond	4.2500	01/07/25	122,644
128,000	Brazilian Government International Bond	10.1250	05/15/27	146,891
130,000	Brazilian Government International Bond	8.2500	01/20/34	139,489
200,000	Brazilian Government International Bond	5.6250	01/07/41	163,814
171,000	Chile Government International Bond	3.8600	06/21/47	119,719
170,000	Colombia Government International Bond	8.1250	05/21/24	172,247
174,000	Hungary Government International Bond	7.6250	03/29/41	178,769
300,000	Israel Government International Bond	3.8750	07/03/50	199,709
190,000	Mexico Government International Bond	4.1250	01/21/26	185,398
140,000	Mexico Government International Bond	6.7500	09/27/34	139,820
1,000	Mexico Government International Bond	4.7500	03/08/44	744
175,000	Mexico Government International Bond	4.6000	02/10/48	123,297
160,000	Panama Government International Bond	7.1250	01/29/26	162,000
140,000	Panama Government International Bond	8.8750	09/30/27	150,437
100,000	Peruvian Government International Bond	7.3500	07/21/25	102,530
165,000	Peruvian Government International Bond	2.8440	06/20/30	136,848
115,000	Peruvian Government International Bond	8.7500	11/21/33	134,700
150,000	Peruvian Government International Bond	5.6250	11/18/50	133,075
140,000	Republic of South Africa Government International	4.8750	04/14/26	133,717
200,000	Republic of South Africa Government International	4.8500	09/30/29	170,790
200,000	Republic of South Africa Government International	5.8750	04/20/32	169,247
200,000	Republic of South Africa Government International	7.3000	04/20/52	156,267
200,000	Turkey Government International Bond	9.1250	07/13/30	200,415

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 17.3% (Continued)
	SOVEREIGN — 17.3% (Continued)
300,000	Turkey Government International Bond	9.3750	01/19/33	$ 301,569
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $3,984,369)			3,644,136

	TOTAL INVESTMENTS - 95.3% (Cost $21,802,800)			$ 20,022,443
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%			982,237
	NET ASSETS - 100.0%			$ 21,004,680

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
L.P.	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
(a)	The fair value of this investment is determined using significant unobservable inputs.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid security. The total fair value of these securities as of October 31, 2023 was $0, representing 0% of net assets.